WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	February 29, 2020

		MATURITY	FACE
SECURITY	RATE	DATE	AMOUNT	VALUE
MUNICIPAL BONDS - 102.7%
Education - 7.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$952,256
Build NYC Resource Corp., NY, Revenue:
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	495,068
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	616,465
New York State Dormitory Authority Revenue:
Pratt Institute, Series A, Refunding	5.000%	7/1/25	250,000	292,528
Pratt Institute, Series A, Refunding	5.000%	7/1/26	500,000	584,310
Pratt Institute, Series A, Refunding	5.000%	7/1/29	500,000	582,480
Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/31	1,170,000	1,541,674	(a)
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/31	1,300,000	1,562,717
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/32	1,400,000	1,679,986
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/36	1,835,000	2,190,091
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Refunding	5.000%	9/1/27	2,000,000	2,507,360	(a)
Total Education				13,004,935
General Obligations - 5.4%
Suffolk County, NY, GO, Series I	2.500%	7/23/20	10,000,000	10,058,800
Health Care - 12.3%
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project, Refunding	5.000%	7/1/26	600,000	694,818
New York Methodist Hospital Project, Refunding	5.000%	7/1/28	1,000,000	1,152,530
New York Methodist Hospital Project, Refunding	5.000%	7/1/29	400,000	460,124
Nassau County, NY, Local Economic Assistance Corp. Revenue, South Nassau Communities Hospital Project, Refunding	5.000%	7/1/27	5,690,000	6,145,314
New York State Dormitory Authority Revenue, Northwell Health Obligated Group, Series B-3	5.000%	5/1/26	5,000,000	6,087,100	(b)(c)
Oneida County, NY, Local Development Corp.:
Mohawk Valley Health System Project, Series A, Refunding, AGM	5.000%	12/1/30	1,500,000	1,967,370

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		MATURITY	FACE
SECURITY	RATE	DATE	AMOUNT	VALUE
Health Care - continued
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/32	$1,000,000	$1,206,170
Suffolk County, NY, Economic Development Corp. Revenue, Catholic Health Services of Long Island Obligated Group Project	5.000%	7/1/22	5,000,000	5,265,900
Total Health Care				22,979,326
Housing - 2.3%
New York City, NY, HDC Revenue, New York City Housing Authority Program, Series A	5.000%	7/1/22	4,000,000	4,363,400
Industrial Revenue - 1.3%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper NY Inc. Project, Refunding	4.500%	1/1/25	1,000,000	1,086,980	(d)(e)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	1,250,000	1,319,975	(d)
Total Industrial Revenue				2,406,955
Leasing - 0.8%
Syracuse, NY, Industrial Development Agency, Syracuse City School District Project, Series A	4.000%	5/1/33	1,300,000	1,574,495	(a)
Local General Obligation - 0.3%
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	500,000	624,590
Power - 2.2%
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	1,750,000	1,787,345	(b)(c)
Puerto Rico Electric Power Authority Revenue:
Series A	5.050%	7/1/42	70,000	55,913	*(f)
Series DDD, Refunding	5.000%	7/1/21	275,000	219,656	*(f)
Series TT	5.000%	7/1/37	450,000	359,437	*(f)
Series XX	5.250%	7/1/40	180,000	144,225	*(f)
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	1,250,000	1,447,175
Total Power				4,013,751
Pre-Refunded/Escrowed to Maturity - 13.9%
MTA, NY, Transportation Revenue:
Series A	5.000%	11/15/25	1,500,000	1,610,385	(g)
Series D	5.250%	11/15/23	5,760,000	5,944,666	(g)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		MATURITY	FACE
SECURITY	RATE	DATE	AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - continued
Nassau County, NY, Local Economic Assistance Corp. Revenue, Winthrop University Hospital Assistance Project, Refunding	5.000%	7/1/27	$2,000,000	$2,193,320	(g)
New York State Dormitory Authority Revenue:
North Shore Long Island Jewish Obligated Group, Series A	5.000%	5/1/26	3,000,000	3,147,450	(g)
NYU Hospitals Center, Series A	5.250%	7/1/24	4,000,000	4,058,760	(g)
The New School	5.250%	7/1/30	9,000,000	9,133,740	(g)
Total Pre-Refunded/Escrowed to Maturity				26,088,321
Special Tax Obligation - 25.7%
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/44	480,000	571,507
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	3,000,000	3,770,730
New York City, NY, TFA Revenue Future Tax Secured, Subordinated, Series A	4.000%	5/1/44	5,000,000	5,939,250
New York State Convention Center Development Corp. Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/33	4,240,000	3,257,592
CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/35	8,830,000	6,433,715
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1 Bonds, Series C, Refunding	5.000%	3/15/39	3,515,000	4,484,156
Group 3, Series E, Refunding	5.000%	3/15/38	2,500,000	3,238,950
Group C, Series A	5.000%	3/15/42	3,060,000	3,809,149
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	4,000,000	5,137,040
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	5,000,000	6,410,550
Transportation, Series A	5.000%	3/15/23	500,000	563,605
Transportation, Series A	5.000%	3/15/25	1,000,000	1,125,600
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	210,000	179,638
CAB, Restructured, Series A-1	0.000%	7/1/46	300,000	89,256
Restructured, Series A-1	4.750%	7/1/53	100,000	113,212

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		MATURITY	FACE
SECURITY	RATE	DATE	AMOUNT	VALUE
Special Tax Obligation - continued
Restructured, Series A-1	5.000%	7/1/58	$1,220,000	$1,399,181
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	1,600,000	1,608,704
Total Special Tax Obligation				48,131,835
Transportation - 20.6%
Albany County, NY, Airport Authority Revenue, Series B, Refunding	5.000%	12/15/23	1,225,000	1,398,093	(a)(e)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	6,315,400
New York State Thruway Authority Revenue:
Series L, Refunding	5.000%	1/1/31	1,750,000	2,256,240
Series L, Refunding	5.000%	1/1/32	1,250,000	1,607,362
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	500,000	622,590	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	4,500,000	5,580,945	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/34	1,500,000	1,856,790	(e)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	2,000,000	2,344,240	(e)
Consolidated Series 185	5.000%	9/1/26	5,935,000	6,962,764	(e)
Consolidated Series 193, Refunding	5.000%	10/15/30	8,000,000	9,657,840	(e)
Total Transportation				38,602,264
Water & Sewer - 10.9%
Buffalo, NY, Municipal Water Finance Authority, Water System Revenue:
Series A, Refunding	5.000%	7/1/26	900,000	1,095,291
Series A, Refunding	5.000%	7/1/27	1,000,000	1,210,630
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, Series FF, Refunding	5.000%	6/15/40	2,000,000	2,548,140
Series AA, Refunding	5.000%	6/15/32	5,000,000	6,759,350
Subordinated, Subseries FF-2, Refunding	4.000%	6/15/37	2,000,000	2,426,060

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		MATURITY	FACE
SECURITY	RATE	DATE	AMOUNT	VALUE
Water & Sewer - continued
New York State Environmental Facilities Corp., Clean Water and Drinking Water Revolving Funds Revenue:
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/23	$1,250,000	$1,422,800
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/24	1,500,000	1,709,460
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	850,000	920,125
Western Nassau County, NY, Water Authority, Water System Revenue:
Series A	5.000%	4/1/31	250,000	298,027
Series A	5.000%	4/1/32	700,000	833,917
Series A	5.000%	4/1/34	1,040,000	1,236,186
Total Water & Sewer				20,459,986
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $178,817,448)				192,308,658
SHORT-TERM INVESTMENTS - 1.5%
MUNICIPAL BONDS - 1.5%
Education - 0.1%
New York State Dormitory Authority Revenue, City University, Series D, LOC - TD Bank N.A.	1.120%	7/1/31	100,000	100,000	(h)(i)
General Obligations - 0.5%
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	1.200%	4/1/42	1,000,000	1,000,000	(h)(i)
Health Care - 0.1%
New York City, NY, Health & Hospital Corp. Revenue, Health System, Series D, LOC - JPMorgan Chase & Co.	1.130%	2/15/26	200,000	200,000	(h)(i)
Housing: Multi-Family - 0.7%
New York State HFA Revenue:
160 Madison Avenue, Series B, LOC - Landesbank Hessen-Thueringen	1.600%	11/1/46	150,000	150,000	(h)(i)
250 West 93rd Street, Series A, LOC - Landesbank Hessen-Thueringen	1.200%	11/1/38	100,000	100,000	(e)(h)(i)
505 West 37th Street Housing, Series B, LOC - Landesbank Hessen-Thueringen	1.220%	5/1/42	900,000	900,000	(h)(i)
55 West 25th Street Housing, Series A, LOC - FNMA	1.190%	11/15/38	100,000	100,000	(e)(h)(i)
Total Housing: Multi-Family				1,250,000

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		MATURITY	FACE
SECURITY	RATE	DATE	AMOUNT	VALUE
State General Obligation - 0.0%
New York City, NY, GO, Subseries J-6, LOC - Landesbank Hessen-Thueringen	1.210%	8/1/24	$100,000	$100,000	(h)(i)
Transportation - 0.1%
MTA, NY, Transportation Revenue, Subseries D-2, LOC - Landesbank Hessen-Thueringen	1.200%	11/1/35	100,000	100,000	(h)(i)
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,750,000)				2,750,000
TOTAL INVESTMENTS - 104.2% (Cost - $181,567,448)				195,058,658
Liabilities in Excess of Other Assets - (4.2)%				(7,820,034)
TOTAL NET ASSETS - 100.0%				$187,238,624

*	Non-income producing security.
(a)	Securities traded on a when-issued or delayed delivery basis.
(b)	Maturity date shown represents the mandatory tender date.
(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(f)	The coupon payment on these securities is currently in default as of February 29, 2020.
(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
CAB	—	Capital Appreciation Bonds
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Agency
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
TFA	—	Transitional Finance Authority

At February 29, 2020, the Fund had the following open futures contracts:

	NUMBER OF	EXPIRATION	NOTIONAL	MARKET	UNREALIZED
	CONTRACTS	DATE	AMOUNT	VALUE	DEPRECIATION
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	25	6/20	$5,069,605	$5,187,500	$(117,895)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
			SIGNIFICANT
		OTHER SIGNIFICANT	UNOBSERVABLE
	QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Municipal Bonds†	—	$192,308,658	—	$192,308,658
Short-Term Investments†	—	2,750,000	—	2,750,000
Total Investments	—	$195,058,658	—	$195,058,658

LIABILITIES
			SIGNIFICANT
		OTHER SIGNIFICANT	UNOBSERVABLE
	QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$117,895	—	—	$117,895

†	See Schedule of Investments for additional detailed categorizations.